Sales - Customer contract net assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Customer contract net assets	€ 771	€ 784	€ 815	€ 916
Total customer contract net assets	1,209	1,166	1,204
Prepaid telephone cards	(212)	(221)	(241)
Connection fees	(665)	(706)	(725)
Loyalty programs	(38)	(38)	(43)
Other deferred revenue	(1,163)	(1,025)	(1,002)
Other customer contract liabilities	(15)	(12)	(10)
Customer contract liabilities	(2,093)	(2,002)	(2,021)	(2,071)
Total customer contract net assets and liabilities	(884)	(836)	(817)
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	258	233	250	274
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	€ 181	€ 149	€ 139	€ 145